Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of disaggregated revenue

	Year Ended December 31, 2022
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	57,057	—	57,057
Goods—Distribution	—	262,565	262,565
Services —Commercialization—Marketed Products	41,275	—	41,275
—Collaboration Research and Development	23,741	—	23,741
—Research and Development	507	—	507
Royalties	26,310	—	26,310
Licensing	14,954	—	14,954
	163,844	262,565	426,409

Third parties	163,337	257,272	420,609
Related parties (Note 23(i))	507	5,293	5,800
	163,844	262,565	426,409

	Year Ended December 31, 2021
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	33,937	—	33,937
Goods—Distribution	—	236,518	236,518
Services —Commercialization—Marketed Products	27,428	—	27,428
—Collaboration Research and Development	18,995	—	18,995
—Research and Development	525	—	525
Royalties	15,064	—	15,064
Licensing	23,661	—	23,661
	119,610	236,518	356,128

Third parties	119,085	232,262	351,347
Related parties (Note 23(i))	525	4,256	4,781
	119,610	236,518	356,128

	Year Ended December 31, 2020
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	11,329	—	11,329
Goods—Distribution	—	197,761	197,761
Services —Commercialization—Marketed Products	3,734	—	3,734
—Collaboration Research and Development	9,771	—	9,771
—Research and Development	491	—	491
Royalties	4,890	—	4,890
	30,215	197,761	227,976

Third parties	29,724	192,277	222,001
Related parties (Note 23(i))	491	5,484	5,975
	30,215	197,761	227,976

Schedule of liability balances from contracts with customers

	December 31,
	2022	2021

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	11,817	11,078
Current—Other Ventures segment (note (b))	1,530	1,196
	13,347	12,274
Non-current—Oncology/Immunology segment (note (a))	190	878
Total deferred revenue (note (c) and (d))	13,537	13,152

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to invoiced amounts for royalties where the customer has not yet completed the in-market sale, unamortized upfront and milestone payments and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2022	2021

	(in US$’000)
Not later than 1 year	13,347	12,274
Between 1 to 2 years	150	476
Between 2 to 3 years	40	255
Between 3 to 4 years	—	147
	13,537	13,152

(d)	As at January 1, 2022, deferred revenue was US$13.2 million, of which US$11.8 million was recognized during the year ended December 31, 2022.

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2022 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Goods—Marketed Products	14,407	15,792	11,329
Services—Commercialization—Marketed Products	41,275	27,428	3,734
—Collaboration Research and Development	8,054	4,491	1,991
Royalties	13,954	10,292	4,890
	77,690	58,003	21,944

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2022 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	40,000
First-sale milestone payment achieved	25,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Goods—Marketed Products	9,904	6,509	—
Services—Collaboration Research and Development	14,467	14,113	7,780
Royalties	12,356	4,772	—
Licensing	14,954	23,661	—
	51,681	49,055	7,780